Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Property Plant And Equipment

	Laboratory equipment £m	Office fixtures, fittings and other equipment £m	Cell line assets £m	Leasehold improvements £m	Total £m
Cost
At 1 January 2021	29.8	15.0	6.2	27.7	78.7
Additions	5.9	5.3	2.3	21.0	34.5
Acquisitions	0.8	—	—	—	0.8
Disposals	(1.1)	(2.0)	—	—	(3.1)
Exchange differences	0.7	0.2	—	0.5	1.4

At 31 December 2021	36.1	18.5	8.5	49.2	112.3
Additions	8.0	1.4	1.9	6.9	18.2
Transfer to asset held for sale	(1.3)	—	—	—	(1.3)
Disposals	(0.2)	(0.1)	—	—	(0.3)
Transfers	0.3	(0.3)	—	—	—
Exchange differences	2.3	1.3	—	3.3	6.9

At 31 December 2022	45.2	20.8	10.4	59.4	135.8

Accumulated depreciation
At 1 January 2021	17.3	10.1	0.6	2.2	30.2
Charge for the year	4.3	2.8	0.6	3.3	11.0
Disposals in the year	(1.1)	(1.5)	—	—	(2.6)
Exchange differences	0.3	0.1	—	(0.2)	0.2

At 31 December 2021	20.8	11.5	1.2	5.3	38.8
Charge for the year	6.2	2.4	1.2	5.2	15.0
Transfer to asset held for sale	(0.8)	—	—	—	(0.8)
Disposals in the year	(0.2)	(0.1)	—	—	(0.3)
Transfers	0.3	(0.3)	—	—	—
Exchange differences	1.5	1.0	—	0.1	2.6

At 31 December 2022	27.8	14.5	2.4	10.6	55.3

Net book value
At 31 December 2021	15.3	7.0	7.3	43.9	73.5
At 31 December 2022	17.4	6.3	8.0	48.8	80.5

Included in net book value—Assets under construction
At 31 December 2021	—	—	2.3	0.9	3.2
At 31 December 2022	—	—	0.8	7.1	7.9